Consolidated Balance Sheets - USD ($)		Oct. 31, 2025	Oct. 31, 2024
Current Assets:
Cash and cash equivalents		$ 10,140,032	$ 6,862,970
Accounts receivable		8,651,612	7,582,530
Prepayments, prepaid expenses and other current assets		8,481,387	8,078,301
Deferred compensation expense		1,587,603	3,338,719
Total Current Assets		30,289,442	25,865,992
Property and equipment, net		4,767	201
Prepayments, prepaid expenses and other non-current assets		830,389	869,779
Deferred compensation expense- non-current		1,130,476	2,447,180
Operating lease right-of-use assets, net		104,129	23,407
Total Assets		32,359,203	29,206,559
Current Liabilities:
Current maturity of long-term bank loan			580,076
Accounts payable		1,106,686	731,042
Advances from customers		7,427,910	5,784,425
Accrued expenses and other liabilities		11,018,723	6,924,302
Operating lease liability-current		77,596	23,407
Taxes payable		9,213	7,756
Total Current Liabilities		19,731,187	19,553,915
Long-term bank loans			916,923
Operating lease liability-noncurrent		26,533
Deferred tax liability			107
Total Liabilities		19,757,720	20,470,945
COMMITMENTS AND CONTINGENCIES (Note 13)
Equity:
Additional paid-in capital		59,279,198	33,904,575
Accumulated deficit		(51,419,154)	(28,553,022)
Total Shareholders’ Equity		7,876,877	5,363,343
Non-controlling interest		4,724,606	3,372,271
Total Equity		12,601,483	8,735,614
Total Liabilities and Equity		32,359,203	29,206,559
Class A Ordinary Shares
Equity:
Ordinary Shares value	[1]	16,583	11,790
Class B Ordinary Shares
Equity:
Ordinary Shares value	[1]	250
Related Party
Current Assets:
Due from related parties		1,428,808	3,472
Current Liabilities:
Due to related parties		$ 91,059	$ 5,502,907

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025. Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization